Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of useful life of property, plant and equipment [text block]
	Useful Life

Buildings, plant and equipment (in years)	2	to	20
Mobile equipment (in years)	2	to	10
Light vehicles and other mobile equipment (in years)	2	to	10
Furniture, computer and office equipment (in years)	2	to	5